Business combination (Detail Textuals) ¥ in Thousands, $ in Thousands	1 Months Ended
	May 24, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 06, 2018 CNY (¥)
Business Acquisition [Line Items]
Goodwill recognized		$ 0	¥ 0	¥ 5,812
Hangzhou Jiujiu Financial Information Service Limited
Business Acquisition [Line Items]
Percentage of equity interest	70.00%
Amount of consideration for acquisition	¥ 4,500
Goodwill recognized	¥ 3,067
Rymo Technology Industry Limited
Business Acquisition [Line Items]
Percentage of equity interest					100.00%
Goodwill recognized					¥ 2,745